Short-Term Bank Borrowings (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 CNY (¥)	Nov. 30, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Aug. 30, 2025 CNY (¥)	Oct. 14, 2023 CNY (¥)	Oct. 31, 2020 CNY (¥)
Short-Term Bank Borrowings [Line Items]
Credit facility can draw-down up to | $	$ 4,716,216
Repaid of line of credit | $	$ 4,716,216
Weighted average interest rates percentage	2.83%		2.89%		2.83%
Interest expenses		¥ 920,330	¥ 978,468
Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Repaid of line of credit		¥ 32,000,000	40,000,000	¥ 25,000,000
Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Credit facility can draw-down up to			40,000,000	¥ 20,000,000	¥ 32,000,000				¥ 30,000,000	¥ 25,000,000
CCB [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate	3.85%	3.85%
Borrowed amount						¥ 1,900,000
Repaid borrowings		¥ 289,633	¥ 85,763
CNCB [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate	2.90%	2.90%
Borrowed amount								¥ 4,000,000
NJBK [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate	3.20%	3.20%
Borrowed amount							¥ 10,000,000
Minimum [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate	2.40%	2.40%
Maximum [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate	3.10%	3.10%